Litigations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provision for litigations
Litigation
Balance at beginning of the period	$ 1,357	$ 1,473
Additions and reversals, net	291	185
Payments	(201)	(146)
Indexation and interest	70	32
Translation adjustment	(55)	(225)
Balance at end of the period	1,462	1,357
Tax litigation
Litigation
Balance at beginning of the period	729	815
Additions and reversals, net	10	17
Payments	(33)	(7)
Indexation and interest	9
Translation adjustment	(19)	(122)
Balance at end of the period	696	729
Civil litigation
Litigation
Balance at beginning of the period	166	131
Additions and reversals, net	168	65
Payments	(58)	(23)
Indexation and interest	42	17
Translation adjustment	(18)	(25)
Balance at end of the period	300	166
Labor litigation
Litigation
Balance at beginning of the period	459	517
Additions and reversals, net	106	106
Payments	(110)	(114)
Indexation and interest	18	16
Translation adjustment	(18)	(77)
Balance at end of the period	455	459
Environmental litigation
Litigation
Balance at beginning of the period	3	10
Additions and reversals, net	7
Additions and reversals, net		(3)
Payments		(2)
Indexation and interest	1	(1)
Translation adjustment		(1)
Balance at end of the period	$ 11	3
Discontinued operations | Provision for litigations
Litigation
Additions and reversals, net		38
Discontinued operations | Tax litigation
Litigation
Additions and reversals, net		26
Discontinued operations | Civil litigation
Litigation
Additions and reversals, net		1
Discontinued operations | Labor litigation
Litigation
Additions and reversals, net		$ 11